     SEMI-ANNUAL REPORT

                                          --
Six months ended December 31, 2002

                                                          ONE GROUP MUTUAL FUNDS

     One Group
             Institutional Money Market Funds

                                   [Picture]

        One Group(R) Institutional Prime Money Market Fund
        One Group(R) Treasury Only Money Market Fund
        One Group(R) Government Money Market Fund
   NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

This material must be preceded or accompanied by a current prospectus

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       1
                                                                          Report

ONE GROUP INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Schedules of Portfolio Investments .........................    2
Statements of Assets and Liabilities .......................   10
Statements of Operations ...................................   11
Statements of Changes in Net Assets ........................   12
Financial Highlights .......................................   13
Notes to Financial Statements ..............................   14
Trustees ...................................................   17
Officers ...................................................   18

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       2
Report

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMERCIAL PAPER (25.3%):
Asset Backed (9.3%):
$   89,052   Asset Portfolio Funding
               Corp., 1.41%, 1/17/03.....  $    88,996
   124,000   Atlantis One Funding Corp.,
               1.37%, 5/2/03 (b).........      123,429
   203,293   Atlantis One Funding Corp.,
               1.38%, 6/6/03 (b).........      202,077
    56,000   CC USA, Inc., 1.39%,
               5/27/03...................       55,684
   100,000   Clipper Receivables Corp.,
               1.77%, 1/7/03 (b).........       99,971
   100,000   Clipper Receivables Corp.,
               1.36%, 1/15/03 (b)........       99,947
   100,000   Clipper Receivables Corp.,
               1.36%, 1/28/03 (b)........       99,898
    99,000   Clipper Receivables Corp.,
               1.36%, 1/31/03 (b)........       98,888
   100,000   Clipper Receivables Corp.,
               1.34%, 2/3/03 (b).........       99,877
   150,000   Clipper Receivables Corp.,
               1.34%, 2/6/03 (b).........      149,799
    35,000   Fenway Funding L.L.C.,
               1.50%, 1/23/03 (b)........       34,968
   199,396   Forrestal Funding Master
               Trust, 1.37%,
               1/15/03 (b)...............      199,290
    40,000   Galaxy Funding, Inc., 1.37%,
               1/24/03 (b)...............       39,965
   140,000   Galaxy Funding, Inc., 1.36%,
               2/14/03 (b)...............      139,767
    83,996   Gemini Securitization Corp.,
               1.39%, 1/9/03 (b).........       83,970
    77,224   Gemini Securitization Corp.,
               1.37%, 1/17/03 (b)........       77,177
   260,770   Giro Multi-Funding Corp.,
               1.40%, 1/21/03 (b)........      260,568
    52,951   Independence Funding L.L.C.,
               1.81%, 3/17/03 (b)........       52,751
    99,000   Mane Funding Corp., 1.37%,
               3/25/03 (b)...............       98,687
    97,643   Ness L.L.C., 1.80%,
               1/21/03 (b)...............       97,545
    46,947   Ness L.L.C., 1.41%,
               3/24/03 (b)...............       46,796
    52,175   Ness L.L.C., 1.37%,
               5/23/03 (b)...............       51,893
   207,000   Paradigm Funding L.L.C.,
               1.34%, 1/13/03 (b)........      206,909
    81,000   Paradigm Funding L.L.C.,
               1.34%, 2/6/03 (b).........       80,891
   200,000   Sheffield Receivables Corp.,
               1.34%, 1/7/03 (b).........      199,955

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$   49,000   Special Purpose Accounts
               Receivable Cooperative
               Corp., 1.34%,
               1/6/03 (b)................  $    48,991
   120,000   Special Purpose Accounts
               Receivable Cooperative
               Corp., 1.80%,
               1/9/03 (b)................      119,952
    15,000   Tango Finance Corp., 1.37%,
               1/21/03 (b)...............       14,989
    24,500   Tango Finance Corp., 1.36%,
               3/6/03 (b)................       24,441
    40,000   Tango Finance Corp., 1.37%,
               4/22/03 (b)...............       39,831
    19,000   Tango Finance Corp., 1.38%,
               5/15/03 (b)...............       18,902
                                           -----------
                                             3,056,804
                                           -----------
Banking (10.6%):
   150,000   Allied Irish Banks, 1.34%,
               2/18/03...................      149,732
    99,000   Caisse Nationale des Caisses
               d'Epargne et de
               Prevoyance, 2.38%,
               1/3/03 (b)................       98,987
    95,000   Caisse Nationale des Caisses
               d'Epargne et de
               Prevoyance, 2.28%,
               1/21/03 (b)...............       94,880
   187,500   Caisse Nationale des Caisses
               d'Epargne et de
               Prevoyance, 1.98%,
               4/10/03 (b)...............      186,479
   200,000   Caisse Nationale des Caisses
               d'Epargne et de
               Prevoyance, 1.46%,
               9/5/03 (b)................      197,997
    72,000   Depfa Bank Europe PLC,
               2.12%, 3/11/03 (b)........       71,727
    50,000   Depfa Bank Europe PLC,
               1.98%, 3/12/03 (b)........       49,808
   200,000   Depfa Bank Europe PLC,
               1.99%, 4/4/03 (b).........      198,972
   200,000   Depfa Bank Europe PLC,
               1.90%, 4/11/03............      198,944
   200,000   HBOS Treasury Services,
               1.34%, 6/16/03............      198,764
   100,000   HSBC Bank Canada, 1.34%,
               2/11/03 (b)...............       99,847
    83,000   HSBC Bank Canada, 1.94%,
               4/4/03 (b)................       82,584
   100,000   HSBC Bank Canada, 1.34%,
               5/12/03 (b)...............       99,512
   225,000   ING (USA) Funding L.L.C.,
               1.47%, 8/29/03............      222,795
   100,000   Natexis US Finance Corp,
               1.35%, 8/4/03 (b).........       99,194

Continued

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       3
                                                                          Report

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Banking, continued:
$  100,000   NBNZ International Ltd.,
               1.33%, 2/7/03 (b).........  $    99,863
   100,000   NBNZ International Ltd.,
               1.34%, 5/15/03 (b)........       99,501
   100,000   NBNZ International Ltd.,
               1.35%, 5/21/03 (b)........       99,475
   100,000   NBNZ International Ltd.,
               1.36%, 5/28/03 (b)........       99,445
   100,000   NBNZ International Ltd.,
               1.47%, 8/28/03............       99,024
   100,000   Swedbank, 1.38%, 6/3/03.....       99,414
   100,000   Swedbank, 1.39%, 6/6/03.....       99,400
   150,000   Swedbank, 1.36%, 8/11/03....      148,747
   300,000   UBS AG, 1.34%, 1/6/03 (b)...      299,944
    49,000   Union Bank of Norway
               (Delaware), Inc., 1.36%,
               2/25/03...................       48,898
   100,000   Union Bank of Norway
               (Delaware), Inc., 1.37%,
               3/7/03....................       99,753
   100,000   Westdeutsche Landesbank,
               2.29%, 1/22/03 (b)........       99,866
                                           -----------
                                             3,443,552
                                           -----------
Brokerage Services (3.5%):
   200,000   Credit Suisse First Boston
               USA, Inc., 1.75%,
               1/10/03 (b)...............      199,913
   141,000   Credit Suisse First Boston,
               Inc., 1.76%,
               1/13/03 (b)...............      140,917
   213,000   Goldman Sachs Group, Inc.,
               1.35%, 4/21/03*(b)........      213,000
   100,000   Lehman Brothers Holdings,
               Inc., 1.34%, 1/23/03*.....      100,000
   234,000   Morgan Stanley & Co., 1.37%,
               1/8/03....................      233,938
   250,000   Morgan Stanley & Co., 1.36%,
               2/18/03...................      249,546
                                           -----------
                                             1,137,314
                                           -----------
Electric services (0.9%):
    69,700   National Rural Utilities
               Cooperative Finance Corp.,
               1.40%, 1/27/03............       69,630
    68,000   National Rural Utilities
               Cooperative Financial
               Corp., 1.43%, 1/15/03.....       67,962
    26,533   National Rural Utilities
               Cooperative Financial
               Corp., 1.46%, 1/17/03.....       26,516
    70,000   National Rural Utilities
               Cooperative Financial
               Corp., 1.46%, 1/29/03.....       69,921

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Electric services, continued:
$   75,000   National Rural Utilities
               Cooperative Financial
               Corp., 1.40%, 2/21/03.....  $    74,850
                                           -----------
                                               308,879
                                           -----------
Financial Services (0.8%):
    50,000   Cit Group, Inc., 1.48%,
               1/7/03....................       49,988
    29,325   Cit Group, Inc., 1.40%,
               1/10/03...................       29,315
    25,000   Cit Group, Inc., 1.40%,
               1/14/03...................       24,987
    65,000   Cit Group, Inc., 1.39%,
               1/15/03...................       64,964
    25,000   Cit Group, Inc., 1.38%,
               1/16/03...................       24,986
    80,000   Cit Group, Inc., 1.38%,
               1/17/03...................       79,951
                                           -----------
                                               274,191
                                           -----------
Oil and gas exploration services (0.2%):
    59,000   Pemex Capital, Inc., 1.37%,
               4/28/03...................       58,737
                                           -----------
  Total Commercial Paper                     8,279,477
                                           -----------
EXTENDABLE COMMERCIAL NOTES (5.0%):
Asset Backed (5.0%):
   200,000   Dakota (Citibank Credit Card
               Master Trust), 1.34%,
               1/22/03 (b)...............      199,844
   200,000   Dakota (Citibank Credit Card
               Master Trust), 1.80%,
               1/23/03 (b)...............      199,780
   150,000   Dakota (Citibank Credit Card
               Master Trust), 1.37%,
               1/27/03 (b)...............      149,852
   150,000   Dakota (Citibank Credit Card
               Master Trust), 1.36%,
               2/4/03 (b)................      149,807
   100,000   Dakota (Citibank Credit Card
               Master Trust), 1.34%,
               2/7/03 (b)................       99,862
    85,638   Fenway Funding L.L.C.,
               1.87%, 1/15/03 (b)........       85,577
    92,675   Newcastle (Discover Card
               Master Trust), 1.34%,
               1/15/03 (b)...............       92,627

Continued

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       4
Report

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
EXTENDABLE COMMERCIAL NOTES, CONTINUED:
Asset Backed, continued:
$  143,000   Newcastle (Discover Card
               Master Trust), 1.77%,
               1/17/03 (b)...............  $   142,888
    90,000   Newcastle (Discover Card
               Master Trust), 1.34%,
               1/24/03 (b)...............       89,923
   120,000   Newcastle (Discover Card
               Master Trust), 1.35%,
               2/11/03 (b)...............      119,816
   202,537   Witmer Funding L.L.C.,
               1.79%, 1/14/03 (b)........      202,405
   100,000   Witmer Funding L.L.C.,
               1.42%, 2/14/03 (b)........       99,826
                                           -----------
  Total Extendable Commercial Notes          1,632,207
                                           -----------
CORPORATE NOTES/MEDIUM TERM NOTES (16.2%):
Asset Backed (13.5%):
    75,000   Beta Finance, Inc., 1.47%,
               9/15/03*(b)...............       75,032
   157,000   Blue Heron Funding Ltd.,
               1.45%, 3/21/03*(b)........      157,000
   203,000   Blue Heron Funding Ltd.,
               1.45%, 10/17/03*(b).......      203,000
   120,000   Blue Heron Funding Ltd.,
               1.45%, 12/19/03*(b).......      120,000
    20,000   C.C. (USA), Inc., 1.69%,
               4/11/03*..................       19,997
   221,000   C.C. (USA), Inc., 1.33%,
               7/25/03*..................      220,994
   100,000   C.C. (USA), Inc., 1.31%,
               8/22/03*..................       99,994
   272,000   Dorada Finance, Inc., 1.33%,
               7/25/03*..................      271,992
    74,880   G-Force Ltd., Series 02-1,
               1.47%, 12/29/03*(b).......       74,880
   112,221   G-Star Ltd. 02-1, Series
               A-1MM, 1.48%,
               10/25/03 (b)..............      112,221
   170,000   Holmes Financing, 1.42%,
               10/15/03*(b)..............      170,000
   200,000   K2 (USA) L.L.C., 1.33%,
               8/8/03*...................      200,000
    95,000   K2 (USA) L.L.C., 1.33%,
               8/15/03*..................       95,000
   100,000   K2 (USA) L.L.C., 1.33%,
               8/29/03*..................       99,997
   200,000   K2 (USA) L.L.C., 1.33%,
               10/10/03*.................      200,000
    42,000   K2 (USA) L.L.C., 1.40%,
               11/19/03*.................       42,000
   140,000   K2 (USA) L.L.C., 1.40%,
               11/20/03*.................      140,000

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$  125,000   K2 (USA) L.L.C., 1.40%,
               11/24/03*.................  $   125,000
    50,000   Links Finance L.L.C., 1.42%,
               2/5/03*(b)................       49,999
    50,000   Links Finance L.L.C., 2.80%,
               3/17/03...................       50,000
    85,000   Links Finance L.L.C., 1.33%,
               7/22/03*..................       85,000
    65,000   Links Finance L.L.C., 1.33%,
               7/25/03*..................       65,000
    60,000   Links Finance L.L.C., 1.33%,
               7/30/03*..................       60,000
   100,000   Links Finance L.L.C., 1.33%,
               8/8/03*(b)................      100,000
    75,000   Links Finance L.L.C., 1.40%,
               11/25/03*.................       75,000
    75,000   Links Finance L.L.C., 1.34%,
               12/9/03*..................       75,000
    56,000   Putnam Structured Product
               Series 01-1 A1MM-A, 1.49%,
               5/25/03*(b)...............       56,000
    10,000   Racers Series 00-7-MM,
               1.48%, 5/30/03*(b)........       10,000
   304,750   Racers Series 00-7-MM,
               1.52%, 5/30/03*(b)........      304,750
   160,000   Racers Series 01-8-MM,
               1.49%, 4/1/03*(b).........      160,000
    50,000   Racers Series 02-17-C,
               1.36%, 5/15/03*(b)........       49,968
   100,000   Racers Series 02-28-C,
               1.37%, 8/27/03*(b)........       99,892
    47,500   Racers Series 02-8-C, 1.42%,
               3/3/03*(b)................       47,489
    18,000   Racers Series 99-35-MM-MBS,
               1.62%, 9/16/03*(b)........       18,000
    50,000   Sigma Finance, Inc., 1.42%,
               2/26/03*..................       50,000
   100,000   Sigma Finance, Inc., 1.44%,
               3/3/03*(b)................      100,000
   150,000   Sigma Finance, Inc., 1.33%,
               7/29/03*(b)...............      149,991
   147,000   Sigma Finance, Inc., 1.95%,
               11/12/03..................      147,000
    50,000   Sigma Finance, Inc., 1.49%,
               11/20/03*.................       50,032
   128,000   Structured Products Asset
               Returns Certificates
               Series 02-7, 1.88%,
               1/24/03*(b)...............      128,000

Continued

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       5
                                                                          Report

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$  100,000   URI Trust, Series 01-2,
               1.41%, 11/30/03 American
               Express Centurion Bank....  $   100,000
                                           -----------
                                             4,458,228
                                           -----------
Banking (1.0%):
    98,000   American Express Centurion
               Bank, 1.41%, 3/20/03*.....       98,000
    50,000   Union Bank of Switzerland,
               1.52%, 3/14/03*...........       50,000
   175,000   Wells Fargo & Co., 1.42%,
               1/2/04*...................      175,000
                                           -----------
                                               323,000
                                           -----------
Brokerage Services (0.4%):
   100,000   Goldman Sachs & Co., 1.71%,
               9/1/03*...................      100,186
    35,000   Goldman Sachs & Co., 1.65%,
               9/29/03*..................       35,063
                                           -----------
                                               135,249
                                           -----------
Financial Services (1.3%):
   145,000   American Express Credit
               Corp., 1.42%, 2/26/03*....      145,000
   125,000   American Express Credit
               Corp., 1.42%, 4/8/03*.....      125,000
    65,000   American Express Credit
               Corp., 1.41%, 4/16/03*....       65,000
    75,000   American Express Credit
               Corp., 1.41%, 4/25/03*....       75,000
                                           -----------
                                               410,000
                                           -----------
  Total Corporate Notes/Medium Term Notes    5,326,477
                                           -----------
MUNICIPAL NOTES AND BONDS (0.7%):
California (0.1%):
    36,100   Anaheim, Certificates of
               Participation, 1.46%,
               1/6/03....................       36,100
                                           -----------
Georgia (0.4%):
    48,325   Municipal Electric
               Authority, 1.43%,
               1/6/03....................       48,325
    95,501   Municipal Electric
               Authority, 1.43%,
               1/6/03....................       95,501
                                           -----------
                                               143,826
                                           -----------
New York (0.2%):
    60,000   New York, GO, Series A-10,
               1.74%, 11/1/21, FSA*(b)...       60,000
                                           -----------
  Total Municipal Notes and Bonds              239,926
                                           -----------

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
FUNDING AGREEMENTS (4.1%):
Insurance (4.1%):
$   75,000   AIG Life Insurance Co.,
               1.89%, 3/28/03*...........  $    75,000
   175,000   GE Life & Annuity Assurance
               Co., 1.90%, 10/28/03*.....      175,000
   200,000   Metropolitan Life Insurance
               Co., 1.48%, 3/17/03*......      200,000
   200,000   New York Life Insurance Co.,
               1.49%, 2/28/03*...........      200,000
   200,000   New York Life Insurance Co.,
               1.69%, 11/6/03*...........      200,000
   175,000   Peoples Benefit Life
               Insurance Co., 1.84%,
               11/10/03*.................      175,000
    80,000   Transamerica Life Insurance
               & Annuity Co., 1.66%,
               11/10/03*.................       80,000
    50,000   Travelers Insurance Co.,
               1.50%, 3/7/03*............       50,000
    30,000   Travelers Insurance Co.,
               1.51%, 3/18/03*...........       30,000
   120,000   Travelers Insurance Co.,
               1.50%, 12/15/03*..........      120,000
    50,000   United of Omaha Life
               Insurance Co., 1.64%,
               5/26/03*..................       50,000
                                           -----------
  Total Funding Agreements                   1,355,000
                                           -----------
CERTIFICATES OF DEPOSIT (15.0%):
Euro (4.7%):
   200,000   Barclays Bank PLC, 1.35%,
               1/14/03...................      200,000
    50,000   Credit Agricole Indosuez,
               2.63%, 1/7/03.............       50,000
   200,000   Credit Agricole Indosuez,
               2.29%, 2/24/03............      200,001
   100,000   HBOS Treasury Services,
               1.40%, 6/5/03.............      100,002
   200,000   HBOS Treasury Services,
               1.38%, 6/9/03.............      200,000
   200,000   HBOS Treasury Services,
               1.36%, 6/18/03............      200,010
   100,000   HBOS Treasury Services, PLC,
               1.37%, 5/22/03............      100,002
   100,000   Lloyds TSB Bank PLC, 2.61%,
               4/8/03....................       99,928
   197,500   Nordea Bank PLC, 1.95%,
               4/16/03...................      197,503
   100,000   Nordeutsche Landesbank,
               2.27%, 2/28/03............      100,000
    98,000   Rabobank Nederland, 2.29%,
               2/13/03...................       98,000
                                           -----------
                                             1,545,446
                                           -----------

Continued

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       6
Report


PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Yankee (10.3%):
$  200,000   Abbey National PLC, 2.62%,
               5/30/03...................  $   200,032
    55,000   Bank of Nova Scotia, 2.85%,
               3/19/03...................       55,053
   200,000   Bayerische Landesbank,
               3.58%, 9/25/03............      202,989
   200,000   Canadian Imperial Bank of
               Commerce, 1.40%,
               8/18/03...................      200,000
   200,000   Credit Agricole Indosuez,
               2.55%, 7/9/03.............      200,000
    50,000   Dresdner Bank, 2.78%,
               4/11/03...................       49,996
    75,000   Dresdner Bank, 2.60%,
               5/7/03....................       75,038
   250,000   HSBC (USA) New York, 1.96%,
               4/22/03...................      250,000
    55,000   KBC Bank, 2.45%, 2/4/03.....       55,010
   299,000   Landesbank Baden
               Wuerttemberg, 1.36%,
               1/9/03....................      299,000
   150,000   Natexis Banque Populaires,
               2.22%, 2/10/03............      150,002
   100,000   Natexis Banque Populaires,
               1.40%, 6/5/03.............      100,002
    30,000   Natexis Banque Populaires,
               1.42%, 9/25/03*...........       29,998
    50,000   Nordea Bank, 2.00%,
               4/11/03...................       50,005
   100,000   Nordeutsche Landesbank,
               2.64%, 5/16/03............       99,993
   250,000   Nordeutsche Landesbank,
               1.33%, 6/30/03*...........      249,932
    48,000   Rabobank Nederland, 2.35%,
               3/7/03....................       48,009
   200,000   Svenska Handelsbanken,
               1.36%, 1/16/03............      200,000
   150,000   Svenska Handelsbanken,
               2.50%, 6/13/03............      149,983
   350,000   Svenska Handelsbanken,
               2.05%, 6/23/03............      350,016
   250,000   Svenska Handelsbanken,
               1.33%, 6/30/03*...........      249,932
    25,000   Svenska Handelsbanken,
               1.49%, 9/4/03.............       25,001
    50,000   Westdeutsche Landesbank,
               1.95%, 4/11/03............       50,000

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   ----------------------------  -----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Yankee, continued:
$   22,000   Westpac Banking Corp.,
               2.36%, 3/10/03............  $    22,000
                                           -----------
                                             3,361,991
                                           -----------
  Total Certificates of Deposit              4,907,437
                                           -----------
U.S. GOVERNMENT AGENCY SECURITIES (3.6%):
Fannie Mae (1.1%):
   360,000   1.75%, 12/8/03..............      360,000
                                           -----------
Federal Home Loan Bank (0.5%):
   100,000   1.80%, 11/12/03.............      100,000
    55,495   1.70%, 12/3/03..............       55,485
                                           -----------
                                               155,485
                                           -----------
Freddie Mac (2.0%):
   360,000   1.90%, 11/12/03.............      360,000
   320,000   1.75%, 12/5/03..............      320,000
                                           -----------
                                               680,000
                                           -----------
  Total U.S. Government Agency Securities    1,195,485
                                           -----------
TIME DEPOSIT (3.4%):
Banking (3.4%):
   500,000   ABN Amro Bank, Grand Cayman,
               1.20%, 1/2/03.............      500,000
   200,000   Deutsche Bank, Grand Cayman,
               1.00%, 1/2/03.............      200,000
   400,000   Suntrust Bank, Grand Cayman,
               0.69%, 1/2/03.............      400,000
                                           -----------
  Total Time Deposit                         1,100,000
                                           -----------
REPURCHASE AGREEMENTS (23.9%):
   201,187   Government Agency Joint
               Repurchase Agreement,
               1.25%, 1/2/03 (Proceeds at
               maturity $201,201,
               collateralized by various
               U.S. Government
               securities)...............      201,187
 7,640,592   Mortgage Backed Joint
               Repurchase Agreement,
               1.22%, 1/2/03 (Proceeds at
               maturity $7,641,109,
               collateralized by various
               U.S. Treasury
               securities)...............    7,640,592
                                           -----------
  Total Repurchase Agreements                7,841,779
                                           -----------
INVESTMENT COMPANIES (2.7%):
   885,000   STIC Liquid Assets
               Portfolio.................      885,000
                                           -----------
  Total Investment Companies                   885,000
                                           -----------
Total (Amortized Cost $32,762,788)(a)      $32,762,788
                                           ===========

Continued

ONE GROUP INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       7
                                                                          Report

------------
Percentages indicated are based on net assets of $32,781,927.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

FSA        Federal Security Assurance
GO         General Obligation
STIC       Short-Term Investment Company

See notes to financial statements.

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       8
Report

ONE GROUP TREASURY ONLY MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS (100.1%):
U.S. Treasury Bills (100.1%):
$432,045    1.45%, 1/2/03..................  $  432,027
 264,730    1.55%, 1/9/03..................     264,639
 350,000    1.49%, 1/16/03.................     349,783
 421,065    1.37%, 1/23/03.................     420,712
 286,445    1.23%, 1/30/03.................     286,161
 212,050    1.19%, 2/6/03..................     211,797
 200,000    1.19%, 2/13/03.................     199,717
  37,005    1.20%, 2/20/03.................      36,944
 108,160    1.19%, 3/6/03..................     107,931
 201,300    1.19%, 3/13/03.................     200,827
 100,000    1.21%, 3/20/03.................      99,739
 150,000    1.16%, 3/27/03.................     149,591
 125,000    1.17%, 4/3/03..................     124,625

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bills, continued:
$100,000    1.18%, 4/10/03.................  $   99,676
  50,000    1.23%, 5/15/03.................      49,771
  29,415    1.23%, 5/22/03.................      29,273
  56,460    1.25%, 5/29/03.................      56,170
  50,000    1.26%, 6/5/03..................      49,729
  71,285    1.23%, 6/12/03.................      70,892
  50,000    1.26%, 6/19/03.................      49,704
  35,000    1.23%, 6/26/03.................      34,790
                                             ----------
  Total U.S. Treasury Obligations             3,324,498
                                             ----------
Total (Amortized Cost $3,324,498)(a)         $3,324,498
                                             ==========

------------
Percentages indicated are based on net assets of $3,320,730.

(a) Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       9
                                                                          Report

ONE GROUP GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (40.1%):
Fannie Mae (14.2%):
$  135,000   1.27%, 1/6/03................  $  134,976
   121,000   1.71%, 1/8/03................     120,960
    60,000   2.26%, 2/7/03................      59,861
   250,000   1.29%, 2/25/03...............     249,507
    90,000   1.28%, 3/12/03...............      89,776
   260,000   1.22%, 5/7/03*...............     259,975
    87,984   4.00%, 8/15/03...............      89,367
   135,000   1.81%, 8/22/03...............     133,419
   150,000   1.27%, 9/19/03*..............     149,967
   100,000   1.75%, 12/8/03...............     100,000
                                            ----------
                                             1,387,808
                                            ----------
Federal Farm Credit Bank (4.3%):
    55,600   1.91%, 1/15/03...............      55,559
    53,000   1.60%, 2/3/03................      53,000
    45,000   1.90%, 11/7/03...............      45,000
   270,000   1.32%, 10/28/04*.............     269,902
                                            ----------
                                               423,461
                                            ----------
Federal Home Loan Bank (13.4%):
   400,000   1.00%, 1/2/03................     399,989
   125,000   1.30%, 2/26/03*..............     124,993
   117,000   5.00%, 2/28/03...............     117,571
    95,000   5.13%, 9/15/03...............      97,184
    60,000   1.80%, 11/5/03...............      60,000
    35,000   1.80%, 11/5/03...............      35,000
    90,000   1.88%, 11/7/03...............      90,000
    90,000   1.80%, 11/12/03..............      90,000
    60,000   2.50%, 11/14/03..............      60,334
   132,000   1.75%, 12/5/03...............     132,000
   110,000   1.33%, 3/5/04*...............     110,000
                                            ----------
                                             1,317,071
                                            ----------
Freddie Mac (7.8%):
    62,000   2.24%, 1/2/03................      61,996
    88,000   2.57%, 1/8/03................      87,956
    27,000   2.12%, 1/10/03...............      26,986
   110,000   1.27%, 1/28/03...............     109,895

  SHARES
    OR
PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac, continued:
$   90,000   1.60%, 7/8/03*...............  $   89,987
    45,000   1.96%, 7/17/03...............      44,519
   120,000   1.36%, 7/18/03...............     119,106
    90,000   1.90%, 11/12/03..............      90,000
   132,000   1.75%, 12/5/03...............     131,999
                                            ----------
                                               762,444
                                            ----------
Student Loan Marketing Assoc. (0.4%):
    44,000   2.65%, 6/13/03...............      43,998
                                            ----------
  Total U.S. Government Agency Securities    3,934,782
                                            ----------
U.S. TREASURY OBLIGATIONS (3.1%):
U.S. Treasury Bills (3.1%):
   300,000   1.19%, 1/16/03...............     299,852
                                            ----------
  Total U.S. Treasury Obligations              299,852
                                            ----------
REPURCHASE AGREEMENTS (54.0%):
 5,298,813   Government Agency Joint
               Repurchase Agreement,
               1.25%, 1/2/03 (Proceeds at
               maturity $5,299,181,
               collateralized by various
               U.S. Government
               securities)................   5,298,813
     1,641   Treasury Joint Repurchase
               Agreement, 1.06%, 1/2/03
               (Proceeds at maturity
               $1,641, collateralized by
               various U.S. Treasury
               securities)................       1,641
                                            ----------
  Total Repurchase Agreements                5,300,454
                                            ----------
INVESTMENT COMPANIES (2.8%):
    50,000   STIT Government & Agency
               Portfolio..................      50,000
   220,000   STIT Treasury Portfolio......     220,000
                                            ----------
  Total Investment Companies                   270,000
                                            ----------
Total (Amortized Cost $9,805,088)(a)        $9,805,088
                                            ==========

------------
Percentages indicated are based on net assets of $9,803,124.

(a) Aggregate cost for federal income tax purposes is substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

STIT       Short-Term Investment Trust

See notes to financial statements.

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       10
Report

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                                 INSTITUTIONAL       TREASURY ONLY     GOVERNMENT
                                                                     PRIME               MONEY           MONEY
                                                                 MONEY MARKET           MARKET           MARKET
                                                                     FUND                FUND             FUND
                                                              -------------------    -------------    ------------
ASSETS:
Investments, at amortized cost..............................      $24,921,009         $3,324,498       $4,504,634
Repurchase agreements, at cost..............................        7,841,779                 --        5,300,454
                                                                  -----------         ----------       ----------
Total investments, at cost..................................       32,762,788          3,324,498        9,805,088
Cash........................................................              462                  4             --(a)
Interest receivable.........................................           61,165                 --            9,289
Collateral received for securities on loan..................               --                 --          154,544
Prepaid expenses............................................              255                 24               74
                                                                  -----------         ----------       ----------
Total Assets................................................       32,824,670          3,324,526        9,968,995
                                                                  -----------         ----------       ----------
LIABILITIES:
Dividends payable...........................................           37,837              3,189            9,674
Payable for return of collateral received for securities on
  loan......................................................               --                 --          154,544
Accrued expenses and other payables:
  Investment advisory fees..................................            2,839                192              631
  Administration fees.......................................            1,419                120              386
  Shareholder servicing fees................................              299                 37              199
  Other.....................................................              349                258              437
                                                                  -----------         ----------       ----------
Total Liabilities...........................................           42,743              3,796          165,871
                                                                  -----------         ----------       ----------
NET ASSETS:
Capital.....................................................       32,781,732          3,320,702        9,803,147
Undistributed (distributions in excess of) net investment
  income....................................................               (1)                --               (1)
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................              196                 28              (22)
                                                                  -----------         ----------       ----------
Net Assets..................................................      $32,781,927         $3,320,730       $9,803,124
                                                                  ===========         ==========       ==========
NET ASSETS:
  Class I...................................................      $30,863,820         $3,113,833       $8,587,071
  Class S...................................................        1,219,618            162,573          656,359
  Administrative Class......................................          698,489             44,324          559,694
                                                                  -----------         ----------       ----------
Total.......................................................      $32,781,927         $3,320,730       $9,803,124
                                                                  ===========         ==========       ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I...................................................       30,863,674          3,113,846        8,587,094
  Class S...................................................        1,219,603            162,555          656,357
  Administrative Class......................................          698,490             44,323          559,695
                                                                  -----------         ----------       ----------
Total.......................................................       32,781,767          3,320,724        9,803,146
                                                                  ===========         ==========       ==========
Net Asset Value
  Offering and redemption price per share ( Class I, Class
    S, and Administrative Class)............................      $      1.00         $     1.00       $     1.00
                                                                  ===========         ==========       ==========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       11
                                                                          Report

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                 INSTITUTIONAL       TREASURY ONLY     GOVERNMENT
                                                                     PRIME               MONEY           MONEY
                                                                 MONEY MARKET           MARKET           MARKET
                                                                     FUND                FUND             FUND
                                                              -------------------    -------------    ------------
INVESTMENT INCOME:
Interest income.............................................       $273,387             $24,130         $70,989
Dividend income.............................................          5,134                  --           2,188
Income from securities lending..............................             --                 362               5
                                                                   --------             -------         -------
Total Income................................................        278,521              24,492          73,182
                                                                   --------             -------         -------
EXPENSES:
Investment advisory fees....................................         15,233               1,173           3,385
Administration fees.........................................          7,617                 733           2,115
Shareholder servicing fees (Class S)........................          1,292                 173             791
Shareholder servicing fees (Administrative Class)...........            335                  24              98
Custodian fees..............................................            380                  41             109
Interest expense............................................             20                   9              --
Legal and audit fees........................................            108                  14              33
Trustees' fees and expenses.................................            170                  18              47
Transfer agent fees.........................................            253                  14              21
Registration and filing fees................................          1,273                  72             139
Printing and mailing costs..................................             30                   3               9
Other.......................................................            194                  44              65
                                                                   --------             -------         -------
Total expenses before waivers...............................         26,905               2,318           6,812
Less waivers................................................         (1,957)                 --              --
                                                                   --------             -------         -------
Net Expenses................................................         24,948               2,318           6,812
                                                                   --------             -------         -------
Net Investment Income.......................................        253,573              22,174          66,370
                                                                   --------             -------         -------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions....            196                  33               4
                                                                   --------             -------         -------
Change in net assets resulting from operations..............       $253,769             $22,207         $66,374
                                                                   ========             =======         =======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       12
Report

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                     INSTITUTIONAL PRIME              TREASURY ONLY                  GOVERNMENT
                                      MONEY MARKET FUND             MONEY MARKET FUND             MONEY MARKET FUND
                                -----------------------------   --------------------------   ---------------------------
                                 SIX MONTHS         YEAR         SIX MONTHS       YEAR        SIX MONTHS        YEAR
                                    ENDED           ENDED          ENDED          ENDED         ENDED          ENDED
                                DECEMBER 31,      JUNE 30,      DECEMBER 31,    JUNE 30,     DECEMBER 31,     JUNE 30,
                                    2002            2002            2002          2002           2002           2002
                                -------------   -------------   ------------   -----------   ------------   ------------
                                 (UNAUDITED)                    (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......  $     253,573   $     440,785    $   22,174    $    54,303   $     66,370   $    146,576
  Net realized gains (losses)
    from investment
    transactions..............            196           1,108            33             30              4             11
                                -------------   -------------    ----------    -----------   ------------   ------------
Change in net assets resulting
  from operations.............        253,769         441,893        22,207         54,333         66,374        146,587
                                -------------   -------------    ----------    -----------   ------------   ------------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment
    income....................       (241,084)       (419,432)      (20,956)       (51,636)       (60,825)      (130,272)
DISTRIBUTIONS TO CLASS S
  SHAREHOLDERS:
  From net investment
    income....................         (7,397)        (18,716)         (879)        (2,423)        (4,271)       (16,049)
DISTRIBUTIONS TO
  ADMINISTRATIVE CLASS
  SHAREHOLDERS:
  From net investment
    income....................         (5,301)         (3,555)(a)        (339)        (297)(a)       (1,312)         (483)(a)
                                -------------   -------------    ----------    -----------   ------------   ------------
Change in net assets from
  shareholder distributions...       (253,782)       (441,703)      (22,174)       (54,356)       (66,408)      (146,804)
                                -------------   -------------    ----------    -----------   ------------   ------------
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions........      7,791,220      14,007,204       575,324        824,061      3,069,582      1,459,838
                                -------------   -------------    ----------    -----------   ------------   ------------
Change in net assets..........      7,791,207      14,007,394       575,357        824,038      3,069,548      1,459,621
NET ASSETS:
  Beginning of period.........     24,990,720      10,983,326     2,745,373      1,921,335      6,733,576      5,273,955
                                -------------   -------------    ----------    -----------   ------------   ------------
  End of period...............  $  32,781,927   $  24,990,720    $3,320,730    $ 2,745,373   $  9,803,124   $  6,733,576
                                =============   =============    ==========    ===========   ============   ============
SHARE TRANSACTIONS (SHARE
  TRANSACTIONS ARE AT $1.00
  PER SHARE):
CLASS I SHARES:
  Issued......................    130,963,737     148,594,453     4,414,949      7,014,393     14,162,611     21,437,445
  Reinvested..................         86,514         117,427         1,500          2,945          5,745         12,204
  Redeemed....................   (123,711,952)   (135,628,109)   (3,878,295)    (6,265,753)   (11,533,134)   (19,992,807)
                                -------------   -------------    ----------    -----------   ------------   ------------
Change in Class I Shares......      7,338,299      13,083,771       538,154        751,585      2,635,222      1,456,842
                                =============   =============    ==========    ===========   ============   ============
CLASS S SHARES:
  Issued......................      3,766,180       6,077,746       573,027      1,122,047      1,498,023      3,120,174
  Reinvested..................          4,137          10,369           242            790          1,001          5,357
  Redeemed....................     (3,471,894)     (5,708,646)     (549,134)    (1,081,650)    (1,542,569)    (3,204,324)
                                -------------   -------------    ----------    -----------   ------------   ------------
Change in Class S Shares......        298,423         379,469        24,135         41,187        (43,545)       (78,793)
                                =============   =============    ==========    ===========   ============   ============
ADMINISTRATIVE CLASS SHARES:
  Issued......................      2,426,843       1,829,908(a)     133,251       109,325(a)      781,972       266,216(a)
  Reinvested..................          3,332           2,027(a)         333           253(a)          789           366(a)
  Redeemed....................     (2,275,647)     (1,287,973)(a)    (120,549)     (78,290)(a)     (304,856)     (184,792)(a)
                                -------------   -------------    ----------    -----------   ------------   ------------
Change in Administrative Class
  Shares......................        154,528         543,962(a)      13,035        31,288(a)      477,905        81,790(a)
                                =============   =============    ==========    ===========   ============   ============

------------

(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       13
                                                                          Report

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                                      ----------   -------------
                                          NET ASSET                                NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------
INSTITUTIONAL PRIME MONEY MARKET FUND
 (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................   $1.000       $0.009        $(0.009)      $1.000      0.85%(a)
 Year Ended June 30, 2002...............    1.000        0.025         (0.025)       1.000      2.55
 Year Ended June 30, 2001...............    1.000        0.058         (0.058)       1.000      6.01
 Year Ended June 30, 2000...............    1.000        0.057         (0.057)       1.000      5.87
 April 19, 1999 to June 30, 1999 (c)....    1.000        0.009         (0.009)       1.000      0.94(a)

TREASURY ONLY MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.008         (0.008)       1.000      0.77(a)
 Year Ended June 30, 2002...............    1.000        0.023         (0.023)       1.000      2.28
 Year Ended June 30, 2001...............    1.000        0.054         (0.054)       1.000      5.51
 Year Ended June 30, 2000...............    1.000        0.051         (0.051)       1.000      5.27
 Year Ended June 30, 1999...............    1.000        0.046         (0.046)       1.000      4.69
 Year Ended June 30, 1998...............    1.000        0.052         (0.052)       1.000      5.30

GOVERNMENT MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.008         (0.008)       1.000      0.81(a)
 Year Ended June 30, 2002...............    1.000        0.024         (0.024)       1.000      2.45
 Year Ended June 30, 2001...............    1.000        0.058         (0.058)       1.000      5.93
 Year Ended June 30, 2000...............    1.000        0.055         (0.055)       1.000      5.69
 Year Ended June 30, 1999...............    1.000        0.050         (0.050)       1.000      5.13
 Year Ended June 30, 1998...............    1.000        0.055         (0.055)       1.000      5.64

INSTITUTIONAL PRIME MONEY MARKET FUND
 (CLASS S)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.007         (0.007)       1.000      0.73(a)
 Year Ended June 30, 2002...............    1.000        0.023         (0.023)       1.000      2.31
 Year Ended June 30, 2001...............    1.000        0.056         (0.056)       1.000      5.80
 April 10, 2000 to June 30, 2000 (c)....    1.000        0.014         (0.014)       1.000      1.38(a)

TREASURY ONLY MONEY MARKET FUND (CLASS
 S)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.006         (0.006)       1.000      0.65(a)
 Year Ended June 30, 2002...............    1.000        0.020         (0.020)       1.000      2.04
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000      5.29
 April 10, 2000 to June 30, 2000 (c)....    1.000        0.012         (0.012)       1.000      1.24(a)

GOVERNMENT MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.007         (0.007)       1.000      0.68(a)
 Year Ended June 30, 2002...............    1.000        0.022         (0.022)       1.000      2.21
 Year Ended June 30, 2001...............    1.000        0.056         (0.056)       1.000      5.71
 April 10, 2000 to June 30, 2000 (c)....    1.000        0.013         (0.013)       1.000      1.35(a)

INSTITUTIONAL PRIME MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.008         (0.008)       1.000      0.80(a)
 November 1, 2001 to June 30, 2002 (c)..    1.000        0.013         (0.013)       1.000      1.29(a)

TREASURY ONLY MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.007         (0.007)       1.000      0.72(a)
 November 1, 2001 to June 30, 2002 (c)..    1.000        0.011         (0.011)       1.000      1.11(a)

GOVERNMENT MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.008         (0.008)       1.000      0.76(a)
 November 1, 2001 to June 30, 2002 (c)..    1.000        0.012         (0.012)       1.000      1.21(a)

                                                    RATIOS/SUPPLEMENTARY DATA
                                          ----------------------------------------------
                                                        RATIO OF    RATIO OF    RATIO OF
                                              NET       EXPENSES      NET       EXPENSES
                                            ASSETS,        TO      INVESTMENT      TO
                                            END OF      AVERAGE    INCOME TO    AVERAGE
                                            PERIOD        NET       AVERAGE       NET
                                            (000'S)      ASSETS    NET ASSETS   ASSETS*
                                          -----------   --------   ----------   --------
INSTITUTIONAL PRIME MONEY MARKET FUND
 (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................  $30,863,820     0.15%(b)    1.67%(b)    0.17%(b)
 Year Ended June 30, 2002...............  23,525,561      0.15        2.34        0.17
 Year Ended June 30, 2001...............  10,441,614      0.15        5.70        0.17
 Year Ended June 30, 2000...............   5,209,033      0.16        6.04        0.18
 April 19, 1999 to June 30, 1999 (c)....      24,847      0.18(b)     4.73(b)     0.33(b)
TREASURY ONLY MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31, 2002
 (Unaudited)............................   3,113,833      0.14(b)     1.53(b)     0.14(b)
 Year Ended June 30, 2002...............   2,575,648      0.14        2.17        0.14
 Year Ended June 30, 2001...............   1,824,084      0.14        5.09        0.14
 Year Ended June 30, 2000...............     818,295      0.16        5.13        0.16
 Year Ended June 30, 1999...............     947,205      0.17        4.58        0.17
 Year Ended June 30, 1998...............     719,570      0.15        5.18        0.15
GOVERNMENT MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................   8,587,071      0.14(b)     1.59(b)     0.14(b)
 Year Ended June 30, 2002...............   5,951,880      0.14        2.40        0.14
 Year Ended June 30, 2001...............   4,495,228      0.14        5.70        0.14
 Year Ended June 30, 2000...............   3,433,100      0.16        5.54        0.16
 Year Ended June 30, 1999...............   3,482,581      0.17        5.02        0.17
 Year Ended June 30, 1998...............   3,712,252      0.15        5.48        0.15
INSTITUTIONAL PRIME MONEY MARKET FUND
 (CLASS S)
 Six Months Ended December 31, 2002
 (Unaudited)............................   1,219,618      0.40(b)     1.43(b)     0.42(b)
 Year Ended June 30, 2002...............     921,196      0.39        2.22        0.42
 Year Ended June 30, 2001...............     541,712      0.35        5.08        0.42
 April 10, 2000 to June 30, 2000 (c)....      44,707      0.35(b)     6.29(b)     0.44(b)
TREASURY ONLY MONEY MARKET FUND (CLASS
 S)
 Six Months Ended December 31, 2002
 (Unaudited)............................     162,573      0.39(b)     1.27(b)     0.39(b)
 Year Ended June 30, 2002...............     138,436      0.38        1.89        0.39
 Year Ended June 30, 2001...............      97,251      0.35        5.30        0.40
 April 10, 2000 to June 30, 2000 (c)....     122,569      0.35(b)     5.53(b)     0.41(b)
GOVERNMENT MONEY MARKET FUND (CLASS S)
 Six Months Ended December 31, 2002
 (Unaudited)............................     656,359      0.39(b)     1.35(b)     0.39(b)
 Year Ended June 30, 2002...............     699,907      0.37        2.24        0.39
 Year Ended June 30, 2001...............     778,727      0.35        5.33        0.39
 April 10, 2000 to June 30, 2000 (c)....     215,079      0.35(b)     5.97(b)     0.40(b)
INSTITUTIONAL PRIME MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2002
 (Unaudited)............................     698,489      0.25(b)     1.58(b)     0.27(b)
 November 1, 2001 to June 30, 2002 (c)..     543,963      0.25(b)     1.83(b)     0.27(b)
TREASURY ONLY MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2002
 (Unaudited)............................      44,324      0.24(b)     1.43(b)     0.24(b)
 November 1, 2001 to June 30, 2002 (c)..      31,289      0.24(b)     1.59(b)     0.24(b)
GOVERNMENT MONEY MARKET FUND
 (ADMINISTRATIVE CLASS)
 Six Months Ended December 31, 2002
 (Unaudited)............................     559,694      0.24(b)     1.34(b)     0.24(b)
 November 1, 2001 to June 30, 2002 (c)..      81,789      0.24(b)     1.72(b)     0.24(b)

------------

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       14
Report

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class S, and Administrative Class shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     REPURCHASE AGREEMENTS

     The Funds (except for the Treasury Only Money Market Fund) may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations with counterparties approved by the Board of Trustees, consistent with the Fund's investment policy.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government Agency securities and letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justified the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid
Continued

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       15
                                                                          Report

     investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the securities lending program. Bank One Trust Company, N.A. receives a sub-custody fee based on the value of collateral received from borrowers. As of December 31, 2002, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                       MARKET
                                                                       VALUE         MARKET
                                                                     OF LOANED        VALUE
       FUND                                                          SECURITIES   OF COLLATERAL
       ----                                                          ----------   -------------
       Treasury Only Money Market Fund.............................   $710,784      $744,493
       Government Money Market Fund................................    151,490       154,543

     The loaned securities were fully collateralized by U.S. government securities as of December 31, 2002.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND SHAREHOLDER SERVICING AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund.

   The Trust and One Group Administrative Services, Inc., (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets.
Continued

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       16
Report

   The Funds' Class S and Administrative Class shares have distribution plans (the "Plans") pursuant to which the Funds pay various shareholder servicing agents, which may include the Advisor and its affiliates, a fee at an annual rate not to exceed 0.25% of the average daily net assets of the outstanding Class S shares and 0.10% of the average daily net assets of the outstanding Administrative Class shares. Pursuant to the terms of the Plan, the shareholder servicing agents have agreed to provide certain services to the holders of these shares.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses.

4. FINANCING ARRANGEMENTS:

   The Trust, State Street Bank and Trust Company ("State Street") have a financing agreement. Under this agreement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 25, 2003. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2002, there were no loans outstanding.

5. INTERFUND LENDING AGREEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). This allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (Federal Funds plus 0.50%). As of December 31, 2002, there were no outstanding loans for the Funds.

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       17
                                                                          Report

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE
TIME SERVED                                                                                 OTHER DIRECTORSHIPS
WITH THE TRUST                      PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS           HELD BY TRUSTEE
----------------------------  ------------------------------------------------------------  -------------------
Peter C. Marshall             From March 2002 to present, self-employed as a business       None
12/10/42                      consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                              Marketing, Inc.); November 1993 to March 2000, President DCI
                              Marketing, Inc.

Charles I. Post               Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck          Since April 2000, advisor, Jerome P. Green & Associates, LLP  None
10/8/39                       (a broker- dealer); January 2000 to April 2000,
5/16/94 - present             self-employed as a consultant; June 1988 to December 1999,
                              Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.           From July 2002 to present, President, Carleton College; 1995  None
9/11/46                       to July 2002, President, Kenyon College.
6/25/97 - present

John F. Finn                  Since 1975, President of Gardner, Inc. (wholesale             Director, Cardinal
11/5/47                       distributor to outdoor power equipment industry).             Health
5/21/98 - present

Marilyn McCoy                 Since 1985,Vice President of Administration and Planning,     None
3/18/48                       Northwestern University.
4/28/99 - present

Julius L. Pallone             Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                       consultant).
4/28/99 - present

Donald L. Tuttle              Since 1995, Vice President, Association for Investment        None
10/6/34                       Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS              Institutional Money Market Funds Semi-Annual
Report                                                         December 31, 2002


                                       18
Report

INSTITUTIONAL MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer of
11/13/57                       Banc One Investment Management Group and Senior Managing
President                      Director of Banc One Investment Advisors Corporation;
1/1/00 - present               October 2002 to present, President, One Group Asset
                               Management (Ireland) Limited; October 1999 to present, Chief
                               Executive Officer and President, One Group Administrative
                               Services, Inc. and Chief Executive Officer and President,
                               One Group Dealer Services, Inc.; August 1994 to October
                               1999, Senior Managing Director, Banc One Investment Advisors
                               Corporation.

Robert L. Young                From November 2001 to present, Senior Managing Director, and
1/17/63                        Chief Operating Officer of One Group Administrative
Vice President and Treasurer   Services, Inc. and One Group Dealer Services, Inc.; October
1/1/00 - present               2002 to present, Vice President, One Group Asset Management
                               (Ireland) Limited; October 1999 to present, Vice President and Treasurer, One Group Administrative Services, Inc., and
                               Vice President and Treasurer, One Group Dealer Services,
                               Inc.; December 1996 to October 1999, Managing Director of
                               Mutual Fund Administration, Banc One Investment Advisors
                               Corporation.

Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present

Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young                  From October 1999 to present, Director, Mutual Fund
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and        October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.

Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.

Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

                                       19
                                                                          Report

                      (This Page Intentionally Left Blank)

                                       20
Report

                      (This Page Intentionally Left Blank)

     SEMI-ANNUAL REPORT

                                                          ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-039 (2/03)